Derivative financial liabilities - Convertible Senior Secured Notes (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 23, 2024
Financial liabilities
Beginning balance	£ 133,864
Ending balance	547,073
Convertible senior secured notes | Financial liabilities at fair value through profit and loss category
Financial liabilities
Beginning balance	109,291
Fair value movements (other than from change in own credit risk), , prior substantial modification	12,363
In-kind interest paid	17,171
Foreign exchange movements, prior substantial modification	2,085
Change in fair value from own credit risk	(22,293)
As at December 23, 2024 immediately prior to substantial modification		£ 118,617
Impact of recognition of modified loan on fair value	455,859
Conversion of Convertible Senior Secured Notes	(280,605)
As at December 23, 2024 immediately after substantial modification		£ 293,871
Fair value movements (other than from change in own credit risk), after substantial modification	230,495
Foreign exchange movements, after substantial modification	(124)
Ending balance	£ 524,242